Investment Objectives and Goals - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional)	Jul. 31, 2025
(Allspring Disciplined U.S. Core Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Growth Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Large Cap Core Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Large Cap Growth Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Premier Large Company Growth Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Special Large Cap Value Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.